Fair value option - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets of consolidated investment management funds:
Trading assets	$ 9,908	$ 16,577
Other assets	971	1,187
Liabilities of consolidated investment management funds:
Other liabilities	221	496
Investment Management funds
Assets of consolidated investment management funds:
Trading assets	203	443
Other assets	6	19
Total assets	209	462
Liabilities of consolidated investment management funds:
Other liabilities	1	3
Total liabilities	$ 1	$ 3